Annual Total Returns[BarChart] - Federated Hermes Total Return Bond Fund - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.28%	6.57%	(0.87%)	5.29%	(0.16%)	4.96%	4.40%	(0.86%)	9.73%	9.58%